Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 478,803,451.57
Previously Paid Amount	0.00
Total Fee Amount	66,122.76
Total Offset Amount	0.00
Net Fee	$ 66,122.76
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A